Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
USD ($) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in exchange rate to foreign currencies	8.00%	(10.00%)	(1.00%)
EURO (EUR) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in exchange rate to foreign currencies	3.00%	(3.00%)	(5.00%)
Indian Rupee (INR) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in exchange rate to foreign currencies	(1.00%)	(4.00%)	(4.00%)